Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 43,613	$ 43,328
Money market and interest-bearing deposits	343,611	377,966
Federal funds sold	0	50
Cash and cash equivalents	387,224	421,344
Loans held for sale	2,936	5,587
Investment securities - Note C:
Available for sale, carried at fair value	25,082	15,489
Held for long-term investment, carried at amortized cost which approximates fair value	2,737	2,893
Total investment securities	27,819	18,382
Federal Home Loan Bank and Federal Reserve Bank stock (carried on the basis of cost) - Note C	13,514	15,205
Portfolio loans, less allowance for loan losses of $92,529 in 2011 and $130,062 in 2010-Note D	1,571,680	1,954,114
Premises and equipment - Note F	27,420	31,715
Accrued interest income	5,507	6,721
Other real estate owned	100,463	101,497
Other assets	17,037	13,235
Assets of discontinued operations - Note L	51,665	972,414
TOTAL ASSETS	2,205,265	3,540,214
Deposits:
Noninterest-bearing	348,817	368,674
Interest-bearing - Note H	1,661,030	2,000,398
Total deposits	2,009,847	2,369,072
Debt obligations:
Notes payable and short-term borrowings-Note I	60,178	107,789
Subordinated debentures-Note J	149,156	167,586
Total debt obligations	209,334	275,375
Accrued interest on deposits and other liabilities	50,593	49,638
Liabilities of discontinued operations - Note L	44,138	884,810
Total liabilities	2,313,912	3,578,895
Capitol Bancorp Limited stockholders' equity:
Preferred stock	5,098	5,098
Common stock, no par value, 1,500,000,000 shares authorized; issued and outstanding: 2011 - 41,039,767 shares 2010 - 21,614,856 shares	292,135	287,190
Retained-earnings deficit	(404,846)	(353,757)
Undistributed common stock held by employee-benefit trust	(541)	(541)
Fair value adjustment (net of tax effect) for investment securities available for sale (accumulated other comprehensive income/loss)	70	156
Total Capitol Bancorp Limited stockholders' equity (deficit)	(108,084)	(61,854)
Noncontrolling interests in consolidated subsidiaries	(563)	23,173
Total equity (deficit)	(108,647)	(38,681)
TOTAL LIABILITIES AND EQUITY	$ 2,205,265	$ 3,540,214